INCOME TAXES (Details Narrative) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 7,000,000
Change in valuation allowance		$ 776,000